Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000001420
Shareholder Report [Line Items]
Fund Name	Crawford Large Cap Dividend Fund
Class Name	Class C
Trading Symbol	CDGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.97%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Despite some slowing down in the fourth quarter, 2024 marked another year of above-average returns for the stock market. The second half of the year presented a mixed bag of performance. Shortly after mid-year, economic data began to indicate that inflation was slowing and employment growth trends were softening. In turn, we saw a shift in investor sentiment and preferences that directly benefited the Fund in the third quarter. Stock market leadership broadened out from trends earlier in the year, and investors were also evidencing a strong preference for higher-quality, value-oriented stocks. Unfortunately, the broadening out of participation among the larger range of stocks reverted again to a more concentrated market with an emphasis on a few large, dominant companies in the fourth quarter.

In 2024, the Fund produced a total return of 10.30%. The Russell 1000® Value Index, returned 14.37% for the same period.

We note that in periods of above-average returns such as this, our holdings typically do not participate to the full extent. Financials represented the primary sector where our higher-quality holdings struggled to keep up with the benchmark in 2024 as this was the best-performing sector in the Russell 1000® Value Index by far given the bank rally. There were only two negative sectors in the benchmark for the year, and as expected, the Fund’s underweight to Materials and allocation to high-quality Health Care stocks supported performance. This demonstrates the value-add of our fund and its ability to protect capital when returns are negative.

The Fund continues to maintain a high-quality orientation, and we believe the portfolio is well-positioned to obtain attractive, long-term, risk-adjusted returns. Our expectation is that the stock market will more fully recognize the favorable financial characteristics and consistency of our holdings, benefiting our fund investors. We have high conviction in the ability of the companies owned to prosper through an uncertain environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Crawford Large Cap Dividend Fund - Class C
Without Load	10.30%	6.59%	7.11%
With Load	10.30%	6.59%	7.11%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 57,557,478	$ 57,557,478
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 295,450
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,557,478
Number of Portfolio Holdings	40
Advisory Fee	$295,450
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Energy	1.1%
Real Estate	1.2%
Money Market Funds	1.2%
Communications	2.5%
Utilities	2.9%
Consumer Discretionary	5.0%
Consumer Staples	10.4%
Industrials	15.4%
Health Care	17.4%
Technology	20.9%
Financials	21.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000001421
Shareholder Report [Line Items]
Fund Name	Crawford Large Cap Dividend Fund
Class Name	Class I
Trading Symbol	CDGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Despite some slowing down in the fourth quarter, 2024 marked another year of above-average returns for the stock market. The second half of the year presented a mixed bag of performance. Shortly after mid-year, economic data began to indicate that inflation was slowing and employment growth trends were softening. In turn, we saw a shift in investor sentiment and preferences that directly benefited the Fund in the third quarter. Stock market leadership broadened out from trends earlier in the year, and investors were also evidencing a strong preference for higher-quality, value-oriented stocks. Unfortunately, the broadening out of participation among the larger range of stocks reverted again to a more concentrated market with an emphasis on a few large, dominant companies in the fourth quarter.

In 2024, the Fund produced a total return of 11.38%. The Russell 1000® Value Index, returned 14.37% for the same period.

We note that in periods of above-average returns such as this, our holdings typically do not participate to the full extent. Financials represented the primary sector where our higher-quality holdings struggled to keep up with the benchmark in 2024 as this was the best-performing sector in the Russell 1000® Value Index by far given the bank rally. There were only two negative sectors in the benchmark for the year, and as expected, the Fund’s underweight to Materials and allocation to high-quality Health Care stocks supported performance. This demonstrates the value-add of our fund and its ability to protect capital when returns are negative.

The Fund continues to maintain a high-quality orientation, and we believe the portfolio is well-positioned to obtain attractive, long-term, risk-adjusted returns. Our expectation is that the stock market will more fully recognize the favorable financial characteristics and consistency of our holdings, benefiting our fund investors. We have high conviction in the ability of the companies owned to prosper through an uncertain environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Crawford Large Cap Dividend Fund - Class I	11.38%	7.66%	8.19%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 57,557,478	$ 57,557,478
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 295,450
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,557,478
Number of Portfolio Holdings	40
Advisory Fee	$295,450
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Energy	1.1%
Real Estate	1.2%
Money Market Funds	1.2%
Communications	2.5%
Utilities	2.9%
Consumer Discretionary	5.0%
Consumer Staples	10.4%
Industrials	15.4%
Health Care	17.4%
Technology	20.9%
Financials	21.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000193208
Shareholder Report [Line Items]
Fund Name	Crawford Multi-Asset Income Fund
Trading Symbol	CMALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Crawford Multi-Asset Income Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Despite some slowing down in the fourth quarter, 2024 marked another year of above-average returns for the stock market. Shortly after mid-year, economic data began to indicate that inflation was slowing and employment growth trends were softening. In turn, we saw a shift in investor sentiment and preferences that directly benefited the Fund in the third quarter. Stock market leadership broadened out from trends earlier in the year, and investors were also evidencing a strong preference for higher-quality, value-oriented stocks. Unfortunately, the broadening out of participation among the larger range of stocks reverted again to a more concentrated market with an emphasis on a few large, dominant companies in the fourth quarter. While bond yields increased rather sharply toward the end of the fourth quarter, we believe the progression of the economic and interest rate cycle has not changed, just slowed a bit. The coming year will likely include bouts of volatility in the fixed income markets as we work our way through promised economic and tax reforms.

In 2024, the Fund produced a total return of 11.35% compared to 10.51% for the NASDAQ US Multi-Asset Diversified Income Total Return Index. We are pleased with the Fund’s outperformance, and it can primarily be attributed to the strength of the Fund’s Energy Infrastructure holdings. The Fund’s portfolio management process focuses on generating a high level of current income. Allocations to various asset categories such as high-dividend equities, preferred stocks, corporate bonds, real estate investment trusts, and energy infrastructure companies will vary over time as changes occur in individual security pricing and based on the overall income opportunity set.

We believe that the income-producing ability of the Fund is intact and will continue to serve shareholders well going forward. We move into the new calendar year with confidence in the Fund’s ability to continue to provide steady income regardless of prevailing market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Crawford Multi-Asset Income Fund	NASDAQ US Multi-Asset Diversified Income Total Return Index	Russell 3000® Index
Sep-2017	$10,000	$10,000	$10,000
Dec-2017	$10,014	$10,156	$10,779
Dec-2018	$9,528	$9,621	$10,214
Dec-2019	$11,457	$11,463	$13,382
Dec-2020	$10,656	$9,860	$16,178
Dec-2021	$12,350	$11,524	$20,329
Dec-2022	$12,226	$11,097	$16,424
Dec-2023	$13,008	$12,439	$20,688
Dec-2024	$14,485	$13,747	$25,613

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 12, 2017)
Crawford Multi-Asset Income Fund	11.35%	4.80%	5.21%
NASDAQ US Multi-Asset Diversified Income Total Return Index	10.51%	3.70%	4.46%
Russell 3000® Index	23.81%	13.86%	13.75%

Performance Inception Date		Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 145,173,475	$ 145,173,475
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 1,007,575
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$145,173,475
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$1,007,575
Portfolio Turnover	19%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Communications	1.9%
Industrials	1.9%
Money Market Funds	2.5%
Technology	4.6%
Consumer Staples	5.0%
Health Care	5.4%
Utilities	14.8%
Energy	16.9%
Real Estate	20.7%
Financials	25.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000118268
Shareholder Report [Line Items]
Fund Name	Crawford Small Cap Dividend Fund
Class Name	Class I
Trading Symbol	CDOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Crawford Small Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.
Additional Information Phone Number	(800) 431-1716
Additional Information Website	https://www.crawfordinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Despite some slowing down in the fourth quarter, 2024 marked another year of above-average returns for the stock market. Shortly after mid-year, economic data began to indicate that inflation was slowing and employment growth trends were softening. In turn, we saw a shift in investor sentiment and preferences that directly benefited the Fund in the third quarter. Stock market leadership broadened out from trends earlier in the year, and investors were also evidencing a strong preference for higher-quality, value-oriented stocks. Unfortunately, the broadening out of participation among the larger range of stocks reverted again to a more concentrated market with an emphasis on a few large, dominant companies in the fourth quarter.

In 2024, the Fund produced a total return of 10.45%. The Russell 2000® Index, returned 11.54% for the same period.

For the year, we note that in periods of above-average returns such as this, our holdings typically do not participate to the full extent. However, dividend payers and high-quality businesses with higher ROE and lower debt outperformed. This environment was constructive for our approach, but growth stocks outperformed value stocks. This detracted from relative performance given the Fund’s valuation sensitivity. The Fund’s high-quality businesses within both Financials and Energy outperformed the benchmark substantially in 2024. However, our Information Technology and Consumer Staples holdings could not keep up with those in the benchmark, both benchmark sectors earning 20+% returns for the year, led by lower-quality companies.

We continue to believe the Fund is positioned to benefit from an information advantage in smaller-cap stocks and a behavioral bias among investors against more consistent, predictable, dividend-paying small cap companies. Quality is a durable and persistent factor in small cap investing that favorably influences both risk and return. We have high conviction in the ability of the companies owned to prosper through an uncertain environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Crawford Small Cap Dividend Fund - Class I	Russell 2000® Index	Russell 3000® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,770	$9,559	$10,048
Dec-2016	$12,403	$11,595	$11,327
Dec-2017	$14,132	$13,294	$13,721
Dec-2018	$13,052	$11,830	$13,002
Dec-2019	$15,843	$14,849	$17,035
Dec-2020	$16,397	$17,813	$20,593
Dec-2021	$20,015	$20,453	$25,877
Dec-2022	$17,189	$16,273	$20,907
Dec-2023	$19,702	$19,028	$26,334
Dec-2024	$21,761	$21,223	$32,604

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Crawford Small Cap Dividend Fund - Class I	10.45%	6.55%	8.09%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 330,447,633	$ 330,447,633
Holdings Count | Holding	68	68
Advisory Fees Paid, Amount	$ 2,568,634
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$330,447,633
Number of Portfolio Holdings	68
Advisory Fee (net of waivers)	$2,568,634
Portfolio Turnover	22%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Utilities	1.4%
Energy	2.1%
Materials	2.7%
Money Market Funds	4.0%
Real Estate	6.1%
Consumer Staples	7.1%
Technology	8.2%
Health Care	9.6%
Consumer Discretionary	9.7%
Financials	20.1%
Industrials	29.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.